Trade Receivables and Other	6 Months Ended
Jun. 30, 2018
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Trade Receivables and Other

NOTE 11 - TRADE RECEIVABLES AND OTHER

Trade receivables and other are comprised of the following:

	At June 30, 2018		At December 31, 2017
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade receivables – gross	—	529	—	309
Impairment	—	(3)	—	(3)
Total Trade receivables – net	—	526	—	306
Finance lease receivables	3	6	6	6
Current income tax receivables	—	53	—	58
Other taxes	—	41	—	30
Unbilled tooling costs (until December 31, 2017)	—	—	28	—
Contract assets (from January 1, 2018)	36	1	—	—
Prepaid expenses	1	12	5	8
Restricted cash	—	—	1	—
Other	8	17	8	11

Total Other receivables	48	130	48	113

Total Trade receivables and Other	48	656	48	419

11.1 Contract assets

	At June 30, 2018		At January 1, 2018
(in millions of Euros)	Non-current	Current	Non-current	Current
Unbilled tooling costs	33	—	28	—
Other	3	1	4	1

Contract assets	36	1	32	1

11.2 Ageing

The ageing of total trade receivables – net is as follows:

(in millions of Euros)	At June 30, 2018	At December 31, 2017
Not past due	505	286
1 – 30 days past due	17	13
31 – 60 days past due	2	2
61 – 90 days past due	0	3
Greater than 91 days past due	2	2

Total Trade receivables – net	526	306

Impairment allowance

The Group periodically reviews its customers’ account ageing, credit worthiness, payment histories and balance trends in order to evaluate trade account receivables for impairment. Management also considers whether changes in general economic conditions and in the industries in which the Group operates in particular, are likely to impact the ability of the Group’s customers to remain within agreed payment terms or to pay their account balances in full.

Revisions to the impairment allowance arising from changes in estimates are included as either additional allowance or recoveries. A reversal was recognized for €0.4 million during the six months ended June 30, 2018 (€0.4 million allowance reversed during the six months ended June 30, 2017).

None of the other amounts included in Other receivables was deemed to be impaired.

The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable shown above. The Group does not hold any collateral from its customers or debtors as security.

11.3 Currency concentration

The composition of the carrying amounts of total Trade receivables – net by currency is shown in Euro equivalents as follows:

(in millions of Euros)	At June 30, 2018	At December 31, 2017
Euro	267	124
U.S. Dollar	232	164
Swiss franc	8	4
Other currencies	19	14

Total trade receivables – net	526	306

11.4 Factoring arrangements

The Group factors trade receivables in France by entering into factoring agreements with a third party for a maximum capacity of €235 million. This agreement matures on October 29, 2021.

The Group factors trade receivables in Germany, Switzerland and Czech Republic by entering into factoring agreements with a third party for a maximum capacity of €150 million. This agreement matures on October 29, 2021.

Constellium Automotive USA entered into a factoring agreement which provides for the sale of specific trade receivables up to a maximum capacity of $25 million. This agreement matures on December 12, 2018.

Muscle Shoals entered into a factoring agreement which provides for the sale of specific trade receivables up to a maximum capacity of $375 million. The agreement matures on January 24, 2020.

Under the Group’s factoring agreements, most of the trade receivables are sold without recourse. Where the Group has transferred substantially all the risks and rewards of ownership of the receivables, the receivables are derecognized. Some remaining receivables do not qualify for derecognition under IFRS 9, ‘Financial instruments’, as the Group retains substantially all the associated risks and rewards.

Under the agreements, at June 30, 2018, the total carrying amount of the original assets factored is €680 million (December 31, 2017: €642 million) of which:

•	€466 million (December 31, 2017: €473 million) have been derecognized from the Unaudited Interim Consolidated Statement of Financial Position as the Group transferred substantially all of the associated risks and rewards to the factor;

•	€214 million (December 31, 2017: €169 million) were recognized on the Unaudited Interim Consolidated Statement of Financial Position.

At June 30, 2018, there was less than €1 million due to the factor relating to trade account receivables sold (€0 million at December 31, 2017).

Covenants

The factoring arrangements contain certain affirmative customary and negative covenants, including some relating to the administration and collection of the assigned receivables, the terms of the invoices and the exchange of information, but do not contain maintenance financial covenants.

The commitment of the factor to buy receivables under the Muscle Shoals factoring agreement is subject to certain credit ratings being maintained.

The Group was in compliance with all applicable covenants at June 30, 2018.